Research and development expenses:	12 Months Ended
Dec. 31, 2012
Research and development expenses:
Research and development expenses:

19.       Research and development expenses:

Research and development expenses are recorded net of program funding received or receivable.  The research and development expenses had been incurred and program funding had been received or are receivable as follows:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development expenses	$74,040	$37,178	$25,602
Program funding (note 16)	(842)	(604)	(982)

Research and development	$73,198	$36,574	$24,620